Investment Property - Summary of Changes in Investment Property (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in investment property [abstract]
Investment property at beginning of period	₩ 32,995	₩ 28,269
Transfer from property, plant and equipment		9,928
Depreciation	(5,084)	(4,962)
Others		(240)
Investment property at end of period	₩ 27,911	₩ 32,995